UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

February 28

Date of Fiscal Year End

November 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Focused Growth Opportunities Fund

Eaton Vance Focused Value Opportunities Fund

Eaton Vance

Focused Growth Opportunities Fund

November 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Aerospace & Defense — 3.0%
Raytheon Co.	21,774	$2,700,629
Spirit AeroSystems Holdings, Inc., Class A(1)	46,849	2,457,230

		$5,157,859

Banks — 2.5%
Citigroup, Inc.	79,569	$4,303,887

		$4,303,887

Beverages — 1.6%
Constellation Brands, Inc., Class A	19,681	$2,760,457

		$2,760,457

Biotechnology — 7.3%
Celgene Corp.(1)	42,227	$4,621,745
Gilead Sciences, Inc.	55,580	5,889,257
Vertex Pharmaceuticals, Inc.(1)	15,283	1,977,009

		$12,488,011

Building Products — 1.8%
Fortune Brands Home & Security, Inc.	56,740	$3,118,998

		$3,118,998

Communications Equipment — 2.6%
Palo Alto Networks, Inc.(1)	23,695	$4,439,021

		$4,439,021

Diversified Financial Services — 3.2%
McGraw Hill Financial, Inc.	55,817	$5,384,666

		$5,384,666

Food & Staples Retailing — 3.0%
Sprouts Farmers Market, Inc.(1)	213,116	$5,142,489

		$5,142,489

Food Products — 3.0%
Mondelez International, Inc., Class A	117,157	$5,115,075

		$5,115,075

Health Care Equipment & Supplies — 2.8%
Medtronic PLC	62,418	$4,702,572

		$4,702,572

Internet & Catalog Retail — 7.3%
Amazon.com, Inc.(1)	12,515	$8,319,972
Priceline Group, Inc. (The)(1)	3,270	4,083,739

		$12,403,711

Internet Software & Services — 12.3%
Alphabet, Inc., Class C(1)	13,646	$10,133,519
Facebook, Inc., Class A(1)	68,290	7,118,550
Twitter, Inc.(1)	147,409	3,744,189

		$20,996,258

IT Services — 3.3%
Visa, Inc., Class A	71,068	$5,615,083

		$5,615,083

1

Security	Shares	Value
Leisure Products — 1.6%
Brunswick Corp.	52,375	$2,756,496

		$2,756,496

Machinery — 0.9%
Toro Co. (The)	18,921	$1,458,241

		$1,458,241

Media — 3.0%
Walt Disney Co. (The)	45,581	$5,172,076

		$5,172,076

Multiline Retail — 3.5%
Dollar General Corp.	90,737	$5,935,107

		$5,935,107

Personal Products — 1.9%
Estee Lauder Cos., Inc. (The), Class A	38,831	$3,266,464

		$3,266,464

Pharmaceuticals — 10.2%
Allergan PLC(1)	11,360	$3,565,790
Bristol-Myers Squibb Co.	77,124	5,168,079
Johnson & Johnson	34,079	3,450,158
Perrigo Co. PLC	34,930	5,218,193

		$17,402,220

Road & Rail — 2.1%
Union Pacific Corp.	43,103	$3,618,497

		$3,618,497

Semiconductors & Semiconductor Equipment — 5.6%
Avago Technologies, Ltd.	25,058	$3,268,816
NXP Semiconductors NV(1)	37,097	3,467,086
Texas Instruments, Inc.	47,635	2,768,546

		$9,504,448

Software — 4.6%
salesforce.com, inc.(1)	44,023	$3,508,193
Tableau Software, Inc., Class A(1)	44,070	4,276,112

		$7,784,305

Specialty Retail — 5.4%
Home Depot, Inc. (The)	47,788	$6,397,858
Restoration Hardware Holdings, Inc.(1)	32,174	2,891,477

		$9,289,335

Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc.	80,765	$9,554,500

		$9,554,500

Total Common Stocks (identified cost $152,581,635)		$167,369,776

2

Short-Term Investments — 3.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.24%(2)	$5,395	$5,394,614

Total Short-Term Investments (identified cost $5,394,614)		$5,394,614

Total Investments — 101.3% (identified cost $157,976,249)		$172,764,390

Other Assets, Less Liabilities — (1.3)%		$(2,227,006)

Net Assets — 100.0%		$170,537,384

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2015 was $6,576.

The Fund did not have any open financial instruments at November 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$157,978,572

Gross unrealized appreciation	$18,224,665
Gross unrealized depreciation	(3,438,847)

Net unrealized appreciation	$14,785,818

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$167,369,776	*	$—	$—	$167,369,776
Short-Term Investments	—		5,394,614	—	5,394,614
Total Investments	$167,369,776		$5,394,614	$—	$172,764,390

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

3

The Fund held no investments or other financial instruments as of February 28, 2015 whose fair value was determined using Level 3 inputs. At November 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Focused Value Opportunities Fund

November 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Aerospace & Defense — 2.8%
United Technologies Corp.	17,100	$1,642,455

		$1,642,455

Air Freight & Logistics — 1.8%
C.H. Robinson Worldwide, Inc.	15,802	$1,065,529

		$1,065,529

Banks — 13.5%
Citigroup, Inc.	46,837	$2,533,413
JPMorgan Chase & Co.	38,392	2,559,979
Wells Fargo & Co.	49,767	2,742,162

		$7,835,554

Capital Markets — 6.4%
Credit Suisse Group AG	89,746	$1,928,645
Credit Suisse Group AG(1)(2)	8,415	180,822
Invesco, Ltd.	48,695	1,640,535

		$3,750,002

Chemicals — 2.6%
PPG Industries, Inc.	14,322	$1,514,408

		$1,514,408

Diversified Telecommunication Services — 2.6%
Verizon Communications, Inc.	33,323	$1,514,530

		$1,514,530

Electric Utilities — 3.0%
NextEra Energy, Inc.	17,658	$1,763,328

		$1,763,328

Energy Equipment & Services — 2.5%
Schlumberger, Ltd.	18,451	$1,423,495

		$1,423,495

Food & Staples Retailing — 2.7%
CVS Health Corp.	475	$44,693
Kroger Co. (The)	40,770	1,535,398

		$1,580,091

Food Products — 2.8%
General Mills, Inc.	28,407	$1,640,788

		$1,640,788

Health Care Equipment & Supplies — 2.5%
Medtronic PLC	19,274	$1,452,103

		$1,452,103

Industrial Conglomerates — 4.1%
General Electric Co.	80,189	$2,400,859

		$2,400,859

Insurance — 6.6%
American Financial Group, Inc.	24,323	$1,799,902
Prudential PLC ADR	44,125	2,047,841

		$3,847,743

Security	Shares	Value
Life Sciences Tools & Services — 2.7%
Thermo Fisher Scientific, Inc.	11,537	$1,596,721

		$1,596,721

Multi-Utilities — 3.0%
Sempra Energy	17,737	$1,760,042

		$1,760,042

Oil, Gas & Consumable Fuels — 10.8%
Anadarko Petroleum Corp.	13,839	$828,956
Devon Energy Corp.	19,275	886,843
Exxon Mobil Corp.	34,321	2,802,653
Occidental Petroleum Corp.	23,728	1,793,599

		$6,312,051

Pharmaceuticals — 8.0%
Eli Lilly & Co.	15,440	$1,266,698
Johnson & Johnson	18,967	1,920,219
Teva Pharmaceutical Industries, Ltd. ADR	23,287	1,465,451

		$4,652,368

Real Estate Investment Trusts (REITs) — 3.7%
Equity Residential	27,095	$2,162,723

		$2,162,723

Software — 7.7%
Microsoft Corp.	41,868	$2,275,526
Oracle Corp.	56,142	2,187,854

		$4,463,380

Specialty Retail — 4.3%
Home Depot, Inc. (The)	18,580	$2,487,490

		$2,487,490

Tobacco — 4.4%
Reynolds American, Inc.	54,794	$2,534,222

		$2,534,222

Total Common Stocks (identified cost $55,726,368)		$57,399,882

Rights — 0.1%

Security	Shares	Value
Credit Suisse Group AG, Exp. 12/3/15(3)	89,746	$54,954

Total Rights (identified cost $0)		$54,954

Short-Term Investments — 2.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.24%(4)	$1,726	$1,726,103

Total Short-Term Investments (identified cost $1,726,103)		$1,726,103

Total Investments — 101.5% (identified cost $57,452,471)		$59,180,939

Other Assets, Less Liabilities — (1.5)%		$(894,204)

Net Assets — 100.0%		$58,286,735

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Restricted security.

(2)	Includes 1,122 shares to be issued upon mandatory exercise of rights pursuant to the share subscription offering.

(3)	Non-income producing security.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2015 was $1,375.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open financial instruments at November 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,511,174

Gross unrealized appreciation	$3,900,975
Gross unrealized depreciation	(2,231,210)

Net unrealized appreciation	$1,669,765

Restricted Securities

At November 30, 2015, the Fund owned the following security (representing 0.3% of net assets) which was acquired in a private offering to qualified institutional investors and was restricted as to public resale and not registered under the Securities Act of 1933. The Fund is restricted from selling these shares until December 4, 2015, after which time the shares can be sold under an available exemption from the registration requirements under the Securities Act of 1933, as amended. The unit cost of the shares purchased (excluding the cost to mandatorily exercise the rights included with the shares pursuant to the share subscription offering) is 94.5% of the volume weighted average price of unrestricted shares of the same issuer on the date of acquisition.

Description	Date of Acquisition	Shares	Cost	Value
Common Stock
Credit Suisse Group AG	10/21/15	8,415	$192,558	$180,822

Total Restricted Securities			$192,558	$180,822

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$2,487,490	$—		$—	$2,487,490
Consumer Staples	5,755,101	—		—	5,755,101
Energy	7,735,546	—		—	7,735,546
Financials	15,486,555	2,109,467		—	17,596,022
Health Care	7,701,192	—		—	7,701,192
Industrials	5,108,843	—		—	5,108,843
Information Technology	4,463,380	—		—	4,463,380
Materials	1,514,408	—		—	1,514,408
Telecommunication Services	1,514,530	—		—	1,514,530
Utilities	3,523,370	—		—	3,523,370
Total Common Stocks	$55,290,415	$2,109,467	*	$—	$57,399,882
Rights	$54,954	$—		$—	$54,954
Short-Term Investments	—	1,726,103		—	1,726,103
Total Investments	$55,345,369	$3,835,570		$—	$59,180,939

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of February 28, 2015 whose fair value was determined using Level 3 inputs. At November 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 25, 2016